SUPPLEMENT TO THE
SPARTAN(registered trademark) ARIZONA
MUNICIPAL FUNDS
PROSPECTUS
DATED OCTOBER 25, 1995
   On February 20, 1996, Spartan Arizona Municipal Money Market Portfolio's name changed to Spartan Arizona Municipal Money Market Fund and Spartan Arizona Municipal Income Portfolio's name changed to Spartan Arizona Municipal Income Fund.
The following replaces the similar information found in the "Investment Principles and Risks" section beginning on page 13 for Spartan Arizona Municipal Income Fund.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years.
Effective February 1, 1996, the following information replaces similar information found under "Expenses" beginning on page 6.
SPARTAN ARIZONA MONEY MARKET
Management fee (after reimbursement)     .20%
12b-1 fee None
Other expenses     .00%
Total fund operating expenses    .20%
SPARTAN ARIZONA INCOME
Management fee (after reimbursement)     .25%
12b-1 fee None
Other expenses     .00%
Total fund operating expenses    .25%
SPARTAN ARIZONA MONEY MARKET
 Account open Account closed
After 1 year $ 2 $ 7
After 3 years $ 6 $ 11
After 5 years $ 11 $ 16
After 10 years $ 26 $ 31
SPARTAN ARIZONA INCOME
 Account open Account closed
After 1 year $ 1 $ 8
After 3 years $ 3 $ 13
After 5 years $ 6 $ 19
After 10 years $ 13 $ 37
FMR has voluntarily agreed to temporarily limit Spartan Arizona Municipal Money Market Portfolio's operating expenses to .20% of its average net assets and Spartan Arizona Municipal Income Portfolio's operating expenses to .25% of its average net assets. If these agreements were not in effect, the management fee, other expenses, and total operating expenses would be
 .50%, .00%, and .50%, respectively, for Spartan Arizona Municipal Money Market and .55%, .00%, and .55%, respectively, for Spartan Arizona Municipal Income. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.

SPARTAN(registered trademark) ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO SPARTAN(registered trademark) ARIZONA MUNICIPAL INCOME PORTFOLIO
 A FUND OF FIDELITY UNION STREET TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 25, 1995

   On February 20, 1996, Spartan Arizona Municipal Money Market Portfolio's name changed to Spartan Arizona Municipal Money Market Fund and Spartan Arizona Municipal Income Portfolio's name changed to Spartan Arizona Municipal Income Fund.